Retirement Plans (Fair Values Of Defined Benefit Pension Plans Assets) (Details) - USD ($) $ in Millions		May. 31, 2015	May. 25, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets		$ 236.6	$ 243.9
Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets		26.9	30.3
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets		209.7	213.6
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets		0.0	0.0
U.S. Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[1]	75.8	87.5
U.S. Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[1]	0.0	0.0
U.S. Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[1]	75.8	87.5
U.S. Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[1]	0.0	0.0
International Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[2]	25.7	31.2
International Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[2]	0.0	0.0
International Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[2]	25.7	31.2
International Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[2]	0.0	0.0
Emerging Market Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[3]	13.1	13.3
Emerging Market Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[3]	0.0	0.0
Emerging Market Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[3]	13.1	13.3
Emerging Market Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[3]	0.0	0.0
Real Estate Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[4]	6.9	10.5
Real Estate Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[4]	0.0	0.0
Real Estate Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[4]	6.9	10.5
Real Estate Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[4]	0.0	0.0
U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	25.1	27.6
U.S. Treasury securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	25.1	27.6
U.S. Treasury securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	0.0	0.0
U.S. Treasury securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	0.0	0.0
U.S. Corporate Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	41.4	48.0
U.S. Corporate Securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	0.0	0.0
U.S. Corporate Securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	41.4	48.0
U.S. Corporate Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	0.0	0.0
International Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	8.3	10.0
International Securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	0.0	0.0
International Securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	8.3	10.0
International Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	0.0	0.0
Public Sector Utility Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	14.5	13.1
Public Sector Utility Securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	0.0	0.0
Public Sector Utility Securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	14.5	13.1
Public Sector Utility Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[5]	0.0	0.0
Global Fixed Income Commingled Fund
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[6]	24.0
Global Fixed Income Commingled Fund | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[6]	0.0
Global Fixed Income Commingled Fund | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[6]	24.0
Global Fixed Income Commingled Fund | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	[6]	0.0
Cash & Accruals
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets		1.8	2.7
Cash & Accruals | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets		1.8	2.7
Cash & Accruals | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets		0.0	0.0
Cash & Accruals | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets		$ 0.0	$ 0.0

[1]	U.S. commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.
[2]	International commingled funds are comprised of investments in funds that purchase publicly traded non-U.S. common stock for total return purposes. Investments are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.
[3]	Emerging market commingled funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.
[4]	Real estate commingled funds are comprised of investments in funds that purchase publicly traded common stock of real estate securities for purposes of total return. These investments are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.
[5]	Fixed-income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date.
[6]	Global fixed income commingled fund is comprised of investments in U.S. and non-U.S. government fixed income securities. Investments are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the fund. There are no redemption restrictions associated with these funds.